PROPERTY AND EQUIPMENT, NET (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 420	$ 397	$ 907
Property and equipment under finance lease	800	500
Right-of-use assets under operating lease	$ 1,294	$ 774